CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net income (loss)	€ (21,177,772)	€ (2,933,058)	€ 699,890
Foreign currency translation adjustments	(478,000)	(596,000)	(554,000)
Provision for retirement indemnities	(141,000)	282,000	77,000
Deferred tax for retirement indemnities	(39,000)	73,000	(48,000)
Comprehensive income (loss), net of tax	€ (21,836,000)	€ (3,173,000)	€ 175,000